INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Schedule of Principal statutory taxes rates and current tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Current tax expense			$ (4,094,716)	$ (2,149,343)	$ 6,256,100
Deferred tax			1,888,006	(4,836,941)	4,672,417
Total income tax (expense) credit			$ (2,206,710)	$ (6,986,284)	$ 10,928,517
Applicable tax rate	30.00%	35.00%
Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	30.00%	35.00%	30.00%	30.00%
CAYMAN ISLANDS
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate			0.00%	0.00%
United States of America
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate			21.00%	21.00%